Note 5 - Accounts Receivable and Work in Process (Tables)	12 Months Ended
Dec. 31, 2018
Accounts Receivable And Work In Process Table [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Accounts receivable as of December 31, 2018 and 2017, consists of the following:

Description	2018	2017
Accounts receivable on completed contracts	$105,187	$46,985
Costs and estimated earnings on contracts in progress	184,212	-
Total	$289,399	$46,985